UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07420

Exact name of registrant as specified in charter:	Delaware Investments® Minnesota
Municipal Income Fund II, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2013

Item 1. Schedule of Investments.

Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

December 31, 2013 (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds – 144.29%
Corporate Revenue Bonds – 6.89%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	5,500,000	$5,498,460
Laurentian Energy Authority I
Cogeneration Revenue
Series A 5.00% 12/1/21	3,325,000	3,038,219
St. Paul Port Authority Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 4.50% 10/1/37 (AMT)	3,145,000	2,407,560
		10,944,239
Education Revenue Bonds – 17.71%
Baytown Township Lease Revenue
(St. Croix Preparatory Academy)
5.75% 8/1/42	300,000	269,502
Deephaven Charter School
(Eagle Ridge Academy Project)
Series A 5.50% 7/1/43	500,000	467,580
Minnesota Higher Education Facilities
Authority Revenue
(Augsburg College) Series 6-J1
5.00% 5/1/28	1,500,000	1,503,255
(Carleton College)
Series 6-T 5.00% 1/1/28	1,000,000	1,070,960
Series D 5.00% 3/1/30	1,120,000	1,189,474
(College of St. Benedict)
Series 7-M 5.00% 3/1/31	300,000	299,637
Series 7-M 5.125% 3/1/36	275,000	271,571
(Macalester College) Series 7-S
4.00% 5/1/43	1,250,000	1,139,213
(St. Catherine University) Series 7-Q
5.00% 10/1/32	700,000	698,257
(St. Mary’s University) Series 5U
4.80% 10/1/23	1,400,000	1,401,050
(St. Scholastic College) Series H
5.25% 12/1/35	1,000,000	1,011,600
(University of St. Thomas) Series
7-U 5.00% 4/1/21	450,000	517,577
(University of St. Thomas)
Series 6-X 5.00% 4/1/29	2,250,000	2,357,370
Series 7-A 5.00% 10/1/39	1,000,000	1,026,030
Series 7-U 5.00% 4/1/20	495,000	572,304
Series 7-U 5.00% 4/1/22	750,000	860,520
St. Paul Housing & Redevelopment
Authority Charter School Lease
Revenue
(Nova Classical Academy) Series A
6.375% 9/1/31	750,000	769,088
University of Minnesota
Series A 5.25% 4/1/29	1,000,000	1,106,910
Series D 5.00% 12/1/27	1,110,000	1,235,042
Series D 5.00% 12/1/28	1,880,000	2,077,682
Series D 5.00% 12/1/29	2,265,000	2,488,238
Series D 5.00% 12/1/31	1,000,000	1,085,620
Series D 5.00% 12/1/36	3,000,000	3,189,210
SER C Series C 5.00% 12/1/19	1,290,000	1,514,950
		28,122,640
Electric Revenue Bonds – 10.16%
Central Minnesota Municipal Power
Agency Revenue
(Brookings Southeast Twin Cities
Transportation) 5.00% 1/1/32	1,130,000	1,176,850
(Brookings Twin Cities Transmission
Project) 5.00% 1/1/42	1,000,000	1,012,490
Chaska Electric Revenue Refunding
(Generating Facilities) Series A
5.25% 10/1/25	250,000	268,123
Minnesota Municipal Power Agency
Electric Revenue
Series A 5.00% 10/1/34	3,400,000	3,474,732
Series A 5.25% 10/1/19	1,610,000	1,665,304
Northern Municipal Power Agency
Series A 5.00% 1/1/26	100,000	108,678
Series A 5.00% 1/1/30	340,000	358,387
Rochester Electric Utility Revenue
Series B 5.00% 12/1/30	1,300,000	1,425,606
Series B 5.00% 12/1/43	1,000,000	1,049,400
Southern Minnesota Municipal Power
Agency Supply Revenue
Series A 5.25% 1/1/30	1,030,000	1,083,066
Western Minnesota Municipal Power
Agency Supply Revenue
Series A 5.00% 1/1/25	3,000,000	3,391,830
Series A 5.00% 1/1/26	1,000,000	1,119,870
		16,134,336
Healthcare Revenue Bonds – 41.90%
Anoka Health Care Facilities Revenue
(Homestead Anoka project) Series A
7.00% 11/1/46	1,200,000	1,131,120
Center City Health Care Facilities
Revenue
(Hazelden Foundation Project)
4.75% 11/1/31	850,000	841,381
5.00% 11/1/41	1,600,000	1,607,520
Cloquet Housing Facilities Revenue
(HADC Cloquet project) Refunding
Series A 5.00% 8/1/48	500,000	424,510
Deephaven Housing & Healthcare
(St. Therese Senior Living project)
Series A 5.00% 4/1/38	280,000	239,355
Series A 5.00% 4/1/40	270,000	228,855
Duluth Economic Development
Authority Revenue
(St. Luke’s Hospital Authority
Obligation Group) 6.00% 6/15/39	1,000,000	983,320

(continues) NQ-OVJ [12/13] 2/14 (12139)   1

Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Duluth Economic Development
Authority Revenue
(St. Luke’s Hospital Authority
Obligation Group) 5.75% 6/15/32	500,000	$487,780
Fergus Falls Health Care Facilities
Revenue
(Lake Region Healthcare)
5.00% 8/1/30	1,000,000	997,720
Maple Grove Health Care System
Revenue
(Maple Grove Hospital)
5.25% 5/1/37	1,100,000	1,078,891
Minneapolis Health Care System
Revenue
(Fairview Health Services)
Series A 6.375% 11/15/23	1,105,000	1,286,342
Series A 6.625% 11/15/28	1,150,000	1,331,677
Series B
6.50% 11/15/38 (ASSURED GTY)	2,295,000	2,612,559
Series D 5.00% 11/15/34 (AMBAC)	2,000,000	1,993,460
Minneapolis Revenue
(National Marrow Donor Program
project) 4.875% 8/1/25	1,000,000	997,190
Minneapolis – St. Paul Housing &
Redevelopment Authority Health
Care Revenue
(Childrens Health Care Facilities)
Series A1 5.00% 8/15/34 (AGM)	500,000	504,600
Minnesota Agricultural & Economic
Development Board Revenue
Un-Refunded Balance
5.75% 11/15/26 (NATL-RE)	100,000	100,099
6.375% 11/15/29	195,000	195,671
Rochester Health Care & Housing
Revenue
(Samaritan Bethany) Series A
7.375% 12/1/41	1,220,000	1,261,236
(The Homestead) Series A
6.875% 12/1/48	1,220,000	1,197,393
Rochester Health Care Facilities
Revenue
(Mayo Clinic)
4.00% 11/15/41	7,745,000	6,852,234
Series A 4.00% 11/15/30•	2,240,000	2,486,848
Series C 4.50% 11/15/38•	2,000,000	2,217,040
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.30% 9/1/37	600,000	519,252
Sartell Health Care Facility Revenue
(Country Manor Campus Project)
5.25% 9/1/30	1,000,000	899,670
Shakopee Health Care Facilities
Revenue
(St. Francis Regional Medical
Center) 5.25% 9/1/34	1,560,000	1,561,248
St Paul Housing & Redevelopment
Authority Health Care Facilities
Revenue
(Regions Hospital Project)
5.30% 5/15/28	1,000,000	1,000,620
St Paul Housing & Redevelopment
Authority Hospital Revenue
(Health East Project)
6.00% 11/15/30	2,775,000	2,823,063
St Paul Housing & Redevelopment
Authority Housing & Health Care
Facilities
(Senior Episcopal Homes Project)
Series A 4.75% 11/1/31	740,000	632,974
St. Cloud Health Care Revenue
(Centracare Health System project)
5.50% 5/1/39 (ASSURED GTY)	1,500,000	1,560,225
Series A 5.125% 5/1/30	5,175,000	5,444,359
St. Louis Park Health Care Facilities
Revenue
(Park Nicollet Health Services)
5.75% 7/1/39	3,315,000	3,437,290
Series C 5.50% 7/1/23	1,000,000	1,071,210
St. Paul Housing & Redevelopment
Authority Health Care Facilities
Revenue
(Allina Health System)
Series A
5.00% 11/15/18 (NATL-RE)	1,380,000	1,558,531
Series A-1 5.25% 11/15/29	1,395,000	1,456,799
(Health Partners Obligation Group
project) 5.25% 5/15/36	2,000,000	2,018,700
St. Paul Housing & Redevelopment
Authority Hospital Revenue
(Health East project)
6.00% 11/15/35	2,500,000	2,534,400
St. Paul Housing & Redevelopment
Authority Housing & Health Care
Facilities
(Senior Carondelet Village Project)
Series A 6.00% 8/1/42	770,000	774,628
(Senior-Episcopal Homes Project)
5.125% 5/1/48	1,200,000	998,592
Washington County Housing &
Redevelopment Authority Revenue
(Birchwood & Woodbury Projects)
Series A 5.625% 6/1/37	1,500,000	1,352,265
Wayzata Senior Housing Revenue

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	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	420,000	$413,675
Series A 5.75% 11/1/39	945,000	939,878
Series A 6.00% 5/1/47	1,475,000	1,489,352
Winona Health Care Facilities Revenue
(Winona Health Obligated Group)
4.75% 7/1/27	785,000	763,279
5.00% 7/1/23	1,010,000	1,050,552
5.00% 7/1/34	750,000	711,743
(Winona Health Obligation)
4.65% 7/1/26	465,000	456,788
		66,525,894
Housing Revenue Bonds – 5.99%
Minneapolis Multifamily Housing
Revenue
(Gaar Scott Loft Project) 5.95%
5/1/30 (AMT) (LOC-U.S. Bank
N.A.)•	815,000	817,649
(Olson Townhomes Project)
6.00% 12/1/19 (AMT)	540,000	540,124
(Seward Towers Project)
5.00% 5/20/36 (GNMA)	1,980,000	1,988,969
(Summer Housing Project) Series A
5.15% 2/20/45 (GNMA) (AMT)	2,000,000	1,999,940
Minnesota State Housing Finance
Agency
(Residential Housing)
Series D 4.75% 7/1/32 (AMT)•	800,000	790,304
Series I 5.15% 7/1/38 (AMT)	585,000	585,661
Series L 5.10% 7/1/38 (AMT)	1,250,000	1,312,063
Minnesota State Housing Finance
Agency Homeownership
(Mortgage-Backed Securities
Program)
4.40% 7/1/32 (GNMA) (FNMA) (FHLMC)	1,385,000	1,477,075
		9,511,785
Lease Revenue Bonds – 10.21%
Andover Economic Development
Authority Public Facilities Lease
Revenue
(Andover Community Center)
5.125% 2/1/24	205,000	205,853
5.20% 2/1/29	410,000	411,730
Minnesota State General Fund
Revenue Appropriations
Series B 4.00% 3/1/26	3,375,000	3,502,440
Series B 5.00% 3/1/27	1,160,000	1,284,654
Series B 5.00% 3/1/29	3,525,000	3,850,463
University of Minnesota Special
Purpose Revenue
(State Supported Biomed Science Research)
5.00% 8/1/35	1,040,000	1,080,893
5.00% 8/1/36	4,000,000	4,213,800
Virginia Housing & Redevelopment
Authority Health Care Facility Lease
Revenue
5.25% 10/1/25	680,000	685,250
5.375% 10/1/30	965,000	974,052
		16,209,135
Local General Obligation Bonds – 9.47%
City of Willmar
(Rice Memorial Hospital Project)
Series A 4.00% 2/1/32	2,940,000	2,932,415
Dakota County Community
Development Agency
(Senior Housing Facilities) Series A
5.00% 1/1/23	1,100,000	1,149,258
Hopkins Independent School District
No. 270
Series A
5.00% 2/1/28 SD CRED PROG	1,000,000	1,095,930
Rocori Independent School District No. 750
(School Building)
Series B 5.00% 2/1/22	1,010,000	1,138,159
Series B 5.00% 2/1/24	1,075,000	1,203,893
Series B 5.00% 2/1/25	1,115,000	1,235,130
Series B 5.00% 2/1/26	1,155,000	1,275,513
St. Paul Independent School District
No. 625
(School Building)
Series B 5.00% 2/1/22	1,300,000	1,523,405
Series B 5.00% 2/1/26	1,000,000	1,131,820
Thief River Falls Independent School
District No. 564
(School Building) Series A
4.00% 2/1/32	1,160,000	1,165,545
Washington County Housing &
Redevelopment Authority
Series B 5.50% 2/1/22 (NATL-RE)	525,000	526,927
Series B 5.50% 2/1/32 (NATL-RE)	655,000	656,801
		15,034,796
Pre-Refunded/Escrowed to Maturity Bonds – 18.66%§
Dakota-Washington Counties Housing
& Redevelopment Authority
Revenue
(Bloomington Single Family
Residential Mortgage) Series B
8.375% 9/1/21 (GNMA) (FHA) (VA) (AMT)	7,055,000	9,584,984

(continues) NQ-OVJ [12/13] 2/14 (12139)   3

Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds§ (continued)
Southern Minnesota Municipal Power
Agency Supply Revenue Refunding
Series A 5.75% 1/1/18	2,750,000	$2,886,923
St. Paul Housing & Redevelopment
Authority Sales Tax
(Civic Cener Project)
5.55% 11/1/23 (NATL-RE) (IBC)	4,200,000	4,539,906
(Civic Center Project)
5.55% 11/1/23	2,300,000	2,486,139
University of Minnesota
Series A 5.50% 7/1/21	4,000,000	4,788,520
Series A 5.75% 7/1/18	2,000,000	2,402,840
University of Minnesota Hospital &
Clinics
6.75% 12/1/16	2,580,000	2,937,459
		29,626,771
Special Tax Revenue Bonds – 6.31%
Guam Government Business Privilege
Tax Revenue
Series A 5.25% 1/1/36	150,000	150,681
Hennepin County Sales Tax Revenue
(Second Lien-Ballpark Project)
Series B 4.75% 12/15/27	1,905,000	1,994,306
Minneapolis Community Planning &
Economic Development
Department
(Limited Tax Supported Common Bond Fund)
6.25% 12/1/30	1,000,000	1,126,380
Series 1 5.50% 12/1/24 (AMT)	1,000,000	1,036,620
Series 5 5.70% 12/1/27	375,000	378,761
Minnesota Public Safety Radio
5.00% 6/1/23	2,845,000	3,198,207
Puerto Rico Sales Tax Financing
Revenue
Series C 5.25% 8/1/40	485,000	380,769
First Subordinate Series A
6.00% 8/1/42	1,140,000	851,968
St. Paul Port Authority
(Brownsfields Redevelopment Tax)
Series 2 5.00% 3/1/37	895,000	900,612
		10,018,304
State General Obligation Bonds – 8.35%
Minnesota State
(State Trunk Highway)
Series B 5.00% 10/1/22	5,500,000	6,444,075
Series B 5.00% 10/1/29	3,315,000	3,671,164
Minnesota State Refunding
(State Various Purpose) Series D
5.00% 8/1/24	2,700,000	3,134,349
		13,249,588
Transportation Revenue Bonds – 5.39%
Minneapolis – St. Paul Metropolitan
Airports Commission Revenue
5.00% 1/1/21	2,600,000	2,989,818
5.00% 1/1/22	670,000	757,656
Series A 5.00% 1/1/35 (AMBAC)	2,000,000	2,010,860
Series B 5.00% 1/1/26	540,000	590,965
Series B 5.00% 1/1/27	1,190,000	1,284,308
Series B 5.00% 1/1/30	500,000	529,030
St. Paul Port Authority Revenue
Refunding
(Amherst H Wilder Foundation)
Series 3 5.00% 12/1/36	380,000	388,903
		8,551,540
Water & Sewer Revenue Bonds – 3.25%
Metropolitan Council Waste Water
Revenue
Series B 4.00% 9/1/27	1,145,000	1,174,781
Series E 5.00% 9/1/21	2,100,000	2,488,248
St. Paul Sewer Revenue
Series D 5.00% 12/1/21	1,325,000	1,502,603
		5,165,632
Total Municipal Bonds
(cost $228,559,399)		229,094,660

Total Value of Securities – 144.29%
(cost $228,559,399)		229,094,660
Liquidation Value of Preferred
Stock – (47.24%)		(75,000,000)
Receivables and Other Assets Net
of Liabilities – 2.95%		4,678,125
Net Assets – 100.00%		$158,772,785
____________________

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
•	Variable rate security. The rate shown is the rate as of Dec. 31, 2013. Interest rates reset periodically.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 4 in “Notes.”

4   NQ-OVJ [12/13] 2/14 (12139)

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
ASSURED GTY – Insured by Assured Guaranty Corporation
FHA – Federal Housing Administration
FHLMC – Federal Home Loan Mortgage Corporation Collateral
GNMA – Government National Mortgage Association Collateral
IBC – Insured Bond Certificate
NATL-RE – Insured by National Public Finance Guarantee Corporation
VA – Veterans Administration Collateral

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Notes

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

December 31, 2013 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Investments Minnesota Municipal Income Fund II, Inc. (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (March 31, 2010–March 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At Dec. 31, 2013, the cost of investments federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Dec. 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of Investments	$228,567,539
Aggregate unrealized appreciation	$6,812,359
Aggregate unrealized depreciation	(81,285,238)
Net unrealized depreciation	$(74,472,879)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

6   NQ-OVJ [12/13] 2/14 (12139)

Notes

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2013:

Level 2
Municipal Bonds	229,094,660

During the period ended Dec. 31, 2013, there were no transfers between Level1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Preferred Stock

On November 15, 2011, the Fund issued $75,000,000 Series 2016 Variable Rate MuniFund Term Preferred (VMTP) Shares, with $100,000 liquidation value per share in a privately negotiated offering. Proceeds from the issuance of VMTP Shares, net of offering expenses, were invested in accordance with the Fund’s investment objective. The VMTP Shares were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

The Fund is obligated to redeem its VMTP Shares on December 1, 2016, unless earlier redeemed or repurchased by the Fund. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The VMTP Shares may be redeemed at the option of the Fund, subject to payment of a premium until December 1, 2013, and at par thereafter. The Fund may be obligated to redeem certain of the VMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. Dividends on the VMTP Shares (which are treated as interest payments for financial reporting purposes) are set weekly.

The Fund uses leverage because its managers believe that, over time, leveraging may provide opportunities for additional income and total return for common shareholders. However, the use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage; accordingly, the use of structural leverage may hurt the Fund’s overall performance.

Leverage may also cause the Fund to incur certain costs. In the event that the Fund is unable to meet certain criteria (including, but not limited to, maintaining certain ratings with Fitch Ratings and Moody’s Investors Service (Moody’s), funding dividend payments or funding redemptions), the Fund will pay additional fees with respect to the leverage.

4. Credit and Market Risk

The Fund concentrates its investments in securities issued by municipalities, mainly in Minnesota, and may be subject to geographic concentration risk. In addition, the Fund has the flexibility to invest in issues in Puerto Rico, the Virgin Islands, and Guam whose bonds are also free of individual state income taxes. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At Dec. 31, 2013, 10.12% of the Fund’s net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s (S&P) and/or Ba or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Certain obligations held by the Fund may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Dec. 31, 2013, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

NQ-OVJ [12/13] 2/14 (12139)   7

5. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

8   NQ-OVJ [12/13] 2/14 (12139)

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: